The Florida TaxFree Funds


The Florida TaxFree ShortTerm Fund

The Florida TaxFree Money Market Fund


Distributor:
William R. Hough & Co.
100 Second Avenue South, Suite 800
St. Petersburg, Florida  33701
(800) 557-7555

Semi-Annual Report

October 31, 1999
This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.


CONTENTS


        President's Message                     1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	3
                Municipal Bonds                 4

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	9
                Municipal Bonds                 9

 	Statements of Assets and Liabilities	17

        Statements of Operations                18

	Statements of Changes in Net Assets	19

        Notes to Financial Statements           20

        Change of Auditors                      25

President's Message
Dear Shareholder:

	We are pleased to present the Semi-Annual Report on The Florida TaxFree Funds. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida intangible tax liabilities.

The Florida TaxFree Money Market Fund
As of October 31, 1999 total net assets of the Fund were $154.2 million.
This compares with $160.4 million on April 30, 1999 and $169.2 million on October 31, 1998.
IBC Financial Data, Inc., a respected mutual fund performance and statistical reporting company, ranks money market fund performance by category. We are pleased to report that, for the five-year period ending October 31, 1999, The Florida TaxFree Money Market Fund was ranked by IBC in the top 2% out of a total of approximately 320 tax-free money market funds tracked by that firm. Had certain fees and expenses not been reimbursed by the Adviser, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results.
The 7 day average yield of the Fund was 3.15% as of October 31, 1999. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 5.12%.

The Florida TaxFree ShortTerm Fund
As of October 31, 1999, total net assets for the Fund were $32.8 million, compared with assets of $29.3 million on April 30, 1999 and $28.9 million on October 31, 1998. The portfolio had a dollar-weighted average maturity of
2.46 years and a 30 day SEC yield of 4.04% on October 31, 1999. This yield equates to a tax equivalent yield of 6.51% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.
The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $9.94 on October 31, 1999, compared with $10.11 on April 30, 1999, and $10.13 on October 31, 1998, contributing to a 4.56% cumulative total return on the Fund for the year ended October 31, 1999. The decrease in net asset value per share is due primarily to the Federal Reserve Board's interest rate increase over the past calendar year. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 20 cents per share for the six month period ending October 31, 1999 and 40 cents per share for the year then ending.
The cumulative total return on the Fund since its inception November 22, 1993 through October 31, 1999 was 27.11%. This represents a return of 4.12% on an annualized basis. Another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $12,710.60 on October 31, 1999 including reinvestment of all distributions.

The Florida Intangible Tax
The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.
Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida intangible tax by investing in only Florida or other exempt issues at the appropriate time.
We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,
W. Robb Hough, Jr.
President
The Hough Group of Funds



Statement of Investments October 31, 1999
THE FLORIDA TAXFREE MONEY MARKET FUND

                                           PRINCIPAL     VALUE
VARIABLE RATE DEMAND NOTES                 AMOUNT

Florida (27%)
Broward County, FL Education, Research, and Training Auth, IDB, (The International Game Fish Association Project), Series 1997, 4.05%, 08/01/04,
NationsBank, N.A., LOC                    $1,900,000    $1,900,000

Broward County, FL, IDB, (Pavermodule, Inc. Project), 4.05%, 09/01/04,
NationsBank, N.A., LOC                     460,000       460,000

Broward County, FL, IDB, (W.R. Bonsal Company Project), 4.15%, 09/01/08,
NationsBank, N.A., LOC                     1,200,000     1,200,000

Collier County, FL HFA, Housing RB, (River Reach), 4.00%, 12/01/15, Morgan
Guaranty Trust Co., LOC                    2,100,000     2,100,000

Dade County, FL IDA, Pollution Ctrl RB, (Florida Power & Light), 3.00%,
06/01/21                                   3,450,000     3,450,000

Dade County, FL Health Facilities Auth, Hospital RB, (Miami Children's Hospital), 4.30%, 09/01/20,
Barnett Bank of South FL, LOC              2,900,000     2,900,000

Dade County, FL IDA, IDB, (Dolphins Stadium), Series D, 3.95%, 01/01/16,
Societe Generale, LOC                      2,100,000     2,100,000

Dade County, FL IDA, IDB, (Arlington Sales), 4.40%, 06/01/08, Credit
Commercial de France, LOC                  1,100,000     1,100,000

Florida Gulf Coast University, Certificates of Participation, 3.40%,
08/01/27, First Union National Bank, LOC   1,400,000     1,400,000

Florida HFA, Housing RB, (Clear Lake), Series D, 4.00%, 12/01/09,
Continental Casualty, GTY                  1,000,000     1,000,000

Florida HFA, Housing RB, (Lakes of Northdale Project), Series D, 4.10%, 06/01/07, SouthTrust Bank of AL, LOC
                                           1,675,000     1,675,000

Florida HFA, Housing RB, (Springs Colony Project), 1985 Series FF, 4.00%,
09/15/26, FNMA Collateralized              2,000,000     2,000,000

Florida Housing Finance Corp, Housing RB, (South Pointe Project), Series J,
3.54%, 02/15/28, FNMA Collateralized       1,000,000     1,000,000

Florida Local Government Finance Auth, IDB, (Lake Wales Medical Centers Project), Series A, 3.40%, 03/01/15, First Union National Bank, LOC
                                           783,000       783,000

Hillsborough County, FL IDA, Pollution Control RB, (Reynolds Metals Company),
3.45%, 12/01/15, Dresdner Bank, A.G., LOC  1,000,000     1,000,000

Hillsborough County, FL IDA, Pollution Ctrl RB, (Tampa Electric Co.),
Series 1990, 3.60%, 9/01/25                3,000,000     3,000,000

Hillsborough County, FL IDA, Industrial Development RB, (Berry Packaging Inc.),
4.15%, 07/01/17, NationsBank, N.A., LOC    1,140,000     1,140,000

Indian Trace, FL Community Development District, Water & Sewer RB,
(Basin I Water Management), 3.85%, 05/01/09, MBIA Insured, SBPA:  Swiss Bank
                                           1,145,000     1,145,000

Jacksonville, FL, Industrial Development RB, (Coastal Industries), 3.50%, 08/01/08, Credit Commercial de France, LOC
                                           425,000       425,000

Lake County, FL IDA, IDB, (Novelty Crystal Corp.), 4.40%, 03/01/09, Credit
Commercial de France, LOC                  1,350,000     1,350,000

Manatee County, FL, Pollution Ctrl RB, (Florida Power & Light), 3.55%,
09/01/24                                   2,100,000     2,100,000

Putnam County, FL Development Auth, Pollution Ctrl RB, (Florida Power &
Light), 3.25%, 09/01/24                    500,000       500,000

St. Johns County, FL HFA, Housing RB, (Anastasia Project), 3.50%, 11/01/14,
Barnett Bank, N.A., LOC                    1,000,000     1,000,000

St. Johns County, FL HFA, Housing RB, (Remington Project), 3.45%, 02/15/28,
FNMA Collateralized                        1,250,000     1,250,000

St. Petersburg, FL, Public Improv RB, (Florida International Museum Project), Series 1997A, 4.15%, 10/01/17, SunTrust Bank, Tampa Bay, LOC
                                           4,275,000     4,275,000

Sumter County, FL IDA, IDB, (Great Southern Wood, FL, Inc.), 4.60%,
04/01/05, SouthTrust Bank, LOC             400,000       400,000

Tamarac, FL, IDB, (Tampa Bay Business Center, Inc. Project), 4.15%,
08/01/15, NationsBank of FL, NA, LOC       315,000       315,000

Volusia County, FL IDA, IDB, (RS Displays Inc. Project), 3.60%, 06/01/09,
Credit Commercial de France, LOC           675,000       675,000

Other (Non-Florida) (3%)
Floyd County, GA Development Auth, Pollution Ctrl RB, (GA Power Co - Plant Hammond Project), First Series 1996, 3.30%, 09/01/26
                                           900,000       900,000

Monroe County, GA Development Auth, Pollution Control RB, (GA Power), 1st
Series, 3.40%, 04/01/32                    2,000,000     2,000,000

Washington State Housing Finance Commission, Housing RB, (Canyon Lakes II Project), 3.75%, 10/01/19, U.S. Bank of Washington, N.A., LOC
                                           2,200,000     2,200,000

Total Variable Rate Demand Notes (Cost $46,743,000)      $46,743,000

MUNICIPAL BONDS
Florida (63%)
Brevard County, FL School District, Tax Anticipation Notes, 4.00%, 6/30/00
                                          $1,000,000    $1,004,163

Broward County, FL School District, Revenue Anticipation Notes, Series B,
3.50%, 04/13/00                            4,450,000     4,458,706

Broward County, FL, Sales Tax RB, Commercial Paper, 3.50%, 11/04/99, Credit
Local de France, Line of Credit            1,350,000     1,350,000

Charlotte County, FL School District, Tax Anticipation Notes, Series 1999,
4.00%, 06/30/00                            5,000,000     5,011,236

Dade County, FL, Guaranteed Entitlement Spl Assmt Bonds, Series B, Zero
Coupon, 02/01/00, MBIA Insured             125,000       123,821

District of Columbia, GO Bonds, Series A, 7.10%, 12/01/99, MBIA Insured
                                           170,000       170,493

Escambia County, FL Health Facilities Auth, Hospital RB, (Charity Obligated
Group), Series C, 3.10%, 11/01/99          330,000       330,000

Florida HFA, Housing RB, (Single Family Mortgage), Series B, 5.35%, 01/01/00
                                           220,000       220,641

Florida HFA, Housing RB, (Iona Lakes Project), 1989 Series D, 3.25%, 04/01/00, Continental Casualty, Gty, Mandatory Tender @ 100
                                           1,500,000     1,500,000

Florida Housing Finance Corporation, Housing RB, Homeowner Mortgage, Series 5, 3.15%, 03/31/00, Bayerische Landesbank Girozentrale, GIC
                                           1,500,000     1,500,000

Florida Ports Financing Commission, Transportation RB, (State Transportation Trust Fund - Intermodal Program), Series 1999, 4.00%, 04/01/00, FGIC Insured
                                           5,245,000     5,251,847

Florida, State of, GO Bonds, Department of Transportation - Right of Way,
5.75%, 07/01/00                            100,000       101,293

Florida State Board of Education, GO Bonds, 7.00%, 06/01/00, Pre-refunded@102
                                           1,000,000     1,038,085

Florida State Board of Education, GO Bonds, 7.00%, 06/01/00, Pre-refunded@102
                                           600,000       623,844

Florida State Board of Education, GO Bonds, 7.00%, 06/01/00, Pre-refunded@102
                                           125,000       129,738

Florida State Board of Education, GO Bonds, Series A, Zero Coupon, 06/01/00,
Pre-refunded @ 43.715                      250,000       163,340

Florida State Board of Education, GO Bonds, Series A, Zero Coupon, 06/01/00,
Pre-refunded @ 37.6576                     1,680,000     619,177

Florida State Board of Education, GO Bonds, Series A, Zero Coupon, 06/01/00,
Pre-refunded @ 32.4381                     1,250,000     396,836

Florida State Board of Education, GO Bonds, Series A, 6.10%, 06/01/00
                                           85,000        85,522

Florida State Board of Education, GO Bonds, Series C, 5.40%, 06/01/00
                                           200,000       201,756

Florida State Board of Education, GO Bonds, Series A, 7.25%, 06/01/00,
Pre-refunded @ 102                         2,140,000     2,226,812

Florida State Board of Education, GO Bonds, 7.00%, 06/01/00, Pre-refunded@102
                                           1,000,000     1,038,085

Florida State Board of Education, GO Bonds, Series A, (CR 55), 3.75%, 03/01/00, Mandatory Tender @ 100, Citibank, N.A. Liquidity Facility
                                           5,120,000     5,120,000

Florida State Board of Education, GO Bonds, Series A, 5.00%, 01/01/00
                                           100,000       100,286

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000), Series A,
5.00%, 07/01/00, AMBAC Insured             150,000       151,356

Florida Local Government Commission, Commercial Paper, (Florida Association of Counties Pooled Program), 3.35%, 11/09/99, First Union National Bank, LOC
                                           5,810,000     5,810,000

Florida Local Government Commission, Commercial Paper, (Florida Pooled Program), Series B, 3.55%, 01/10/00, First Union National Bank, LOC
                                           2,000,000     2,000,000

Florida Municipal Power Agency, Commercial Paper, Pooled Loan Project, 3.45%, 11/08/99, First Union National Bank of NC, LOC
                                           1,905,000     1,905,000

Fort Meade, FL, Electric Util RB, Series 1999, 3.40%, 01/01/00, MBIA Insured
                                           70,000        70,000

Hillsborough County, FL School Board, Certificates of Participation, 3.65%,
7/01/00, MBIA Insured                      500,000       500,000

Hillsborough County, FL, Public Improv RB, (Museum of Science & Industry),
6.45%, 01/01/00, Pre-refunded @ 102        1,255,000     1,286,184

Hillsborough County, FL, Water & Sewer RB, 9.00%, 12/01/99, Pre-refunded@100
                                           210,000       210,965

Homestead, FL, Special Assessment RB, (Hurricane Andrew), 4.90%, 09/01/00,
Escrowed to Maturity                       1,000,000     1,009,705

Indian River County, FL, Water & Sewer RB, 5.90%, 05/01/00, Escrowed to
Maturity                                   100,000       101,141

Indian Trace, FL Community Development Dist, Special Assessment RB, (Water Management - Special Benefit), Series A, 5.00%, 05/01/00, MBIA Insured,
Swiss Bank, SBPA                           100,000       100,653

Inland Protection Financing Corp, FL, Public Improv RB, 5.00%, 07/01/00,
FSA Insured                                1,000,000     1,008,157

Jacksonville, FL Elec Auth, Commercial Paper, Series C-1, 3.60%, 11/05/99,
Morgan Guaranty, Liquidity Provider        1,000,000     1,000,000

Jacksonville, FL, GO Bonds, (Commercial Paper Program), 3.35%, 01/20/00, M Morgan Guaranty, Bayerische Landesbank Girozentrale, SunBank, LOC
                                           9,800,000     9,800,000

Jacksonville, FL, Commercial Paper, (Florida Power & Light), Series 1992,
3.35%, 11/10/99                            2,800,000     2,800,000

Jacksonville, FL, Commercial Paper, (Florida Power & Light), Series 1992,
3.75%, 01/14/00                            2,500,000     2,500,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital Project), Commercial Paper, 1995 Series A, 3.60%, 11/05/99,
SunTrust Bank, Central FL, LOC             1,500,000     1,500,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital Project), Commercial Paper, Series D, 3.65%, 12/06/99,
SunTrust Bank, Central FL, LOC             1,800,000     1,800,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital Project), Commercial Paper, Series C, 3.85%, 01/11/00,
SunTrust Bank, Central FL, LOC             3,000,000     3,000,000

Lee County, FL IDA, Industrial Development RB, (Bonita Springs Utility
Project), 4.55%, 11/01/99, MBIA Insured    200,000       200,000

Marion County, FL, Public Improv RB, 6.00%, 12/01/99, Pre-refunded @ 100
                                           150,000       150,294

Marion County, FL, Public Improv RB, 6.00%, 12/01/99, Pre-refunded @ 100
                                           500,000       501,134

Mexico Beach, FL Sewer System, Bond Anticipation Notes, Series 1999, 3.90%,
02/15/00                                   2,183,100     2,184,906

North Miami Beach, FL, GO Bonds, 5.30%, 02/01/00, FGIC Insured
                                           50,000        50,258

Okeechobee, FL, Water & Sewer RB, 6.65%, 01/01/00, Pre-refunded @ 102
                                           165,000       169,066

Orange County, FL HFA, Housing RB, Single Family Mortgage, Series A, 4.40%,
03/01/00, GNMA/FNMA Collateralized         245,000       245,396

Orange County, FL, Sales Tax RB, 6.125%, 01/01/00, Pre-refunded @ 102
                                           1,500,000     1,536,229

Orange County, FL, Sales Tax RB, 4.30%, 01/01/00, FGIC Insured
                                           95,000        95,185

Orlando & Orange County, FL Expressway Auth, Transportation RB, (Junior Lien),
6.50%, 07/01/00, Pre-refunded @ 102        110,000       114,025

Osceola County, FL School Board, Certificates of Participation, Series A,
3.25%, 06/01/00, AMBAC Insured             575,000       574,832

Palm Beach County, FL, GO Bonds, 5.30%, 12/01/99
                                           75,000        75,099

Palm Beach County, FL, Criminal Justice Facilities RB, 6.00%, 06/01/00,
Pre-refunded @ 100                         250,000       252,830

Palm Beach, FL HFA, Housing RB, (Lake Crystal Apts Project), 3.30%, 12/01/99,
FHLMC Collateralized                       105,000       105,000

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Pooled Hospital Loan Project), Commercial Paper, 3.60%, 12/02/99, MBIA Insured, Credit Suisse,
SBPA                                       4,000,000     4,000,000

Port of Palm Beach District, FL, Transportation RB, Series A, 3.80%, 09/01/00,
MBIA Insured                               195,000       195,000

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series D, 3.125%, 12/15/99, National Rural Utilities Cooperative Finance Corporation, GTY, Mandatory Tender @ 100
                                           1,000,000     1,000,000

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series H-4, 3.60%, 03/15/00, National Rural Utilities Cooperative Finance Corporation, GTY, Mandatory Tender @ 100
                                           1,500,000     1,500,000

Randolph County, WV County Community Health System, Hospital RB, (Davis Health System), Series A, 4.00%, 11/01/99, FSA Insured
                                           345,000       345,000

St. Lucie County, FL School District, Certificates of Participation, Series A,
7.25%, 07/01/00, Pre-refunded @ 102        350,000       365,205

St. Lucie County, FL, Commercial Paper, (Florida Power & Light), 3.25%,
11/02/99                                   2,500,000     2,500,000

St. Lucie County, FL, Commercial Paper, (Florida Power & Light), 3.30%,
01/18/00                                   3,250,000     3,250,000

Seatac, WA, GO Bonds, 4.220%, 12/01/99, FSA Insured
                                           140,000       140,051

Seekonk, MA, GO Bonds, 6.50%, 11/15/99, MBIA Insured
                                           625,000       625,697

Seminole County, FL School District, Tax Anticipation Notes, 4.00%, 07/28/00
                                           1,000,000     1,004,638

Sunshine State Governmental Financing Comm, Commercial Paper, 3.55%, 11/03/99, FGIC Insured, SBPA: Bank of Nova Scotia
                                           2,260,000     2,260,000

Tamarac, FL, Sales Tax RB, 3.55%, 04/01/00, FGIC Insured
                                           150,000       150,000
Tampa, FL, Hospital RB, (Allegany Health - St. Joseph's), 7.125%, 12/01/99,
Pre-refunded @ 102                         500,000       511,559

Tampa, FL, Hospital RB, (Allegany Health - St. Joseph's), 7.375%, 12/01/99,
Pre-refunded @ 102                         75,000        76,725

Village Center Community Development District, FL, Public Improv RB, Series A,
3.90%, 11/01/99, MBIA Insured              500,000       500,000

Volusia County, FL School Board, Certificates of Participation, (Master Lease
Program), 3.65%, 08/01/00, FSA Insured     900,000       900,000

Walton County, FL, Certificates of Participation, 3.50%, 07/01/00, FSA Insured
                                           25,000        25,000

Wellington, FL, Public Service Tax RB, Series 1999, 3.60%, 09/01/00, AMBAC
Insured                                    300,000       299,998

Other (Non-Florida) (7%)
Austin, TX, Water & Sewer RB, 11.125%, 11/15/99, Pre-refunded @ 100
                                           575,000       576,628

Austin, TX, Water & Sewer RB, 4.00%, 11/15/99, FSA Insured
                                           250,000       250,031

Berlin Township, NJ, GO Bonds, 5.65%, 12/15/99, MBIA Insured
                                           100,000       100,225

Berne & Union, OH Local School District, GO Bonds, Series A, 6.05%, 12/01/99,
AMBAC Insured                              175,000       175,323

Bordentown Township, NJ, GO Bonds, 4.15%, 11/15/99, FGIC Insured
                                           160,000       160,023

Chester County, PA, GO Bonds, 4.25%, 11/01/99
                                           200,000       200,000

Cook County, IL School District No. 015, GO Bonds, (Palatine), 4.30%,
12/01/99, FSA Insured                      100,000       100,044

Cook County, IL School District No. 071, GO Bonds, 7.50%, 12/01/99, MBIA
Insured                                    125,000       125,377

Cook County, IL School District No. 91, GO Bonds, 5.50%, 12/01/99, FSA
Insured                                    100,000       100,159

Cook County, IL School District No. 106, GO Bonds, 6.375%, 12/01/99, FGIC
Insured                                    770,000       771,770

Cook County, IL School District No. 145, GO Bonds, 9.00%, 12/01/99, FSA
Insured                                    200,000       200,912

Cook County, IL School District No. 149, GO Bonds, 6.25%, 12/01/99, MBIA
Insured                                    225,000       225,539

Greater Detroit, MI Resource Recovery Auth, Solid Waste RB, Series A, 5.00%,
12/13/99, AMBAC Insured                    250,000       250,354

Harris County, TX, GO Bonds, 7.20%, 11/01/99, Pre-refunded @ 100
                                           150,000       150,013

Hartford, CT, GO Bonds, 6.00%, 11/15/99, FGIC Insured
                                           225,000       225,188

Houston, TX Water Conveyance System, Certificates of Participation, 5.50%,
12/15/99, AMBAC Insured                    100,000       100,254

Indianapolis, IN, Solid Waste RB, (Ogden Martin System Inc. Project), 6.00%,
12/01/99, AMBAC Insured                    150,000       150,272

Lower Pottsgrove Township, PA, Water & Sewer RB, 6.20%, 11/01/99,
Pre-refunded@100                           50,000        50,000

Madison, Macoupin, Etc., Counties, IL Community College District No. 536, Higher Education RB, (Lewis & Clark Community College), 4.15%, 11/01/99,
FGIC Insured                               100,000       100,000

Manhattan, KS, Tax Increment RB, (Cent Business District), Series A, 4.50%,
12/01/99, Asset Guaranty, Insured          600,000       600,478

New York State HFA, Housing RB, (State University Construction), Series A,
7.40%, 11/01/99, Escrowed to Maturity      125,000       125,000

New York State Medical Care Facilities Finance Agency, (Hospital RB, (Our Lady of Victory Hospital Project), Series A, 7.00%, 11/01/99, AMBAC Insured
                                           500,000       500,000

Ocean County, NJ, GO Bonds, Series A, 6.40%, 12/01/99
                                           100,000       100,259

Pennsylvania State Turnpike Commission, Transportation RB, Series E, 7.15%,
12/01/99, Escrowed to Maturity             50,000        50,155

Pennsylvania State Turnpike Commission, Transportation RB, Series K, 7.50%,
12/01/99, Pre-refunded @ 102               485,000       496,123

Pennsylvania State Turnpike Commission, Transportation RB, Series K, 7.50%,
12/01/99, Pre-refunded @ 102               1,000,000     1,023,274

Peoria County, IL, GO Bonds, 4.75%, 12/15/99, FGIC Insured
                                           450,000       450,852

Snohomish County, WA Public Utility District No. 001, Electric Util RB,
4.00%, 12/01/99, FSA Insured               225,000       225,046

Trinity Area, PA School District, GO Bonds, 5.90%, 11/01/99, Escrowed to
Maturity                                   150,000       150,000

Tumwater, WA, GO Bonds, 5.50%, 12/01/99, MBIA Insured
                                           105,000       105,147

Uxbridge, MA, GO Bonds, 6.75%, 12/15/99, FGIC Insured
                                           125,000       125,445

Volunteer State Student Funding Corp, TN, Higher Education RB, Sub-Series B,
4.85%, 12/01/99                            2,000,000     2,001,842

Wayne County, TN, GO Bonds, 3.71%, 12/01/99, FSA Insured
                                           215,000       215,000

Weber County, UT Municipal Building Auth, Public Improv RB, (Lease Rev),
4.25%, 12/15/99, MBIA Insured              125,000       125,075

West Chester County, NY, GO Bonds, 6.625%, 11/01/99
                                           50,000        50,000
Wyoming Valley, PA Sanitation Auth, Water & Sewer RB, 6.75%, 11/15/99,
Pre-refunded @ 102                         100,000       102,133

Total Municipal Bonds (Cost $106,379,910)                $106,379,910
Total Investments (100%) (Cost $153,122,910)             $153,122,910

Summary of Ratings (Unaudited):
AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity: 69 Days

THE FLORIDA TAXFREE SHORTTERM FUND
                                           PRINCIPAL     VALUE
                                           AMOUNT
VARIABLE RATE DEMAND NOTES
Florida (5%)
Collier County, FL Health Facilities Auth, Hospital RB, (Cleveland Clinic Health System Obligated Group Guaranteed), Series 1999, 3.65%, 01/01/33,
NBD Bank, SBPA                             300,000       300,000

Dade County, FL IDA, Pollution Ctrl RB, (Florida Power & Light), 3.55%,
04/01/20                                   100,000       100,000

Hillsborough County, FL IDA, Pollution Ctrl RB, (Tampa Electric Co.), Series
1990, 3.50%, 9/01/25                       200,000       200,000

Jacksonville, FL, Pollution Ctrl RB, (Florida Power & Light), 3.5%,05/01/29
                                           400,000       400,000

Palm Beach County, FL, Water & Sewer RB, 3.55%, 10/01/11, The Sanwa Bank,
Limited, LOC                               350,000       350,000

St. Johns County, FL HFA, Housing RB, (Remington Project) 3.45%, 02/15/28,
FNMA Collateralized                        400,000       400,000

Other (Non-Florida) (3%)
Los Angeles County, CA IDA, IDB, (353 Properties Ltd. Partnership), 4.25%,
12/01/05, Dai-Ichi Kangyo Bank Ltd., LOC   350,000       350,000

Monroe County, GA Development Auth, Pollution Control RB, (GA Power), 1st
Series, 3.60%, 04/01/32                    500,000       500,000


Total Variable Rate Demand Notes (Cost $2,600,000)           $2,600,000

MUNICIPAL BONDS
Florida (88%)
Baker County, FL Hospital Auth, Hospital RB, Series 1998, 4.30%, 09/01/03,
ACA Insured                                305,000       298,391

Bay Medical Center, FL, Hospital RB, (Bay Medical Center Project), 4.70%,
10/01/02, AMBAC Insured                    100,000       100,511

Brevard County, FL School Board, Certificates of Participation, 6.50%,
07/01/02, Pre-refunded @ 102               100,000       107,065

Brevard County, FL Solid Waste Management System, Solid Waste RB, 4.00%,
04/01/01, FSA Insured                      100,000       99,984

Broward County, FL, GO Bonds, Series C, 5.50%, 01/01/00
                                           100,000       100,283

Broward County, FL, GO Bonds, Series B, 5.60%, 01/01/01
                                           200,000       203,088

Broward County, FL, GO Bonds, Series B, 6.00%, 01/01/04
                                           50,000        52,493

Broward County, FL Airport System, Transportation RB, (Passenger Facility Charge/Convertible Lien Bonds), Series 1998H-1, 4.50%, 10/01/04, AMBAC
Insured                                    300,000       296,991

Broward County, FL Educational Facilities Auth, Higher Education RB, (Nova Southeastern University Project), 5.40%, 04/01/02, Connie Lee Insured
                                           75,000        76,634

Broward County, FL School Board, Certificates of Participation, 6.20%,
07/01/01, MBIA Insured                     100,000       103,507

Broward County, FL, Public Improv RB, (Tourist Development Tax Special Rev - Convention Center), Zero Coupon, 10/01/01, Escrowed to Maturity
                                           450,000       414,509

Canaveral, FL, Transportation RB, 5.40%, 06/01/02, FGIC Insured
                                           100,000       102,442

Celebration Community Development District, FL, Special Assessment RB,
Series B, 4.60%, 05/01/03, MBIA Insured    250,000       248,483

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.80%, 04/01/02, GNMA/FNMA Collateralized  125,000       124,741

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.50%, 04/01/03, GNMA/FNMA Collateralized  250,000       247,108

Clearwater, FL Housing Auth, Housing RB, (Hamptons Apartments), 8.25%,
05/01/04, Pre-refunded @ 103               600,000       700,722

Clearwater, FL Housing Auth, Housing RB, (Hamptons at Clearwater Project),
4.40%, 05/01/00, ACA Insured               130,000       129,994

Collier County, FL, Special Assessment RB, (Pine Ridge Industrial Park & Naples Production Park Municipal Taxing & Benefit Units), 5.00%, 11/01/99
                                           255,000       255,013

Coral Springs, FL, GO Bonds, 4.25%, 04/01/01
                                           50,000        50,040

Dade County, FL, GO Bonds, 5.25%, 11/01/04, FGIC Insured
                                           50,000        51,349

Dade County, FL Aviation Auth, Transportation RB, Series X, 5.25%, 10/01/01
                                           100,000       101,381

Dade County, FL Educational Facilities Auth, Higher Education RB, (St. Thomas University), 7.65%, 01/01/00, Pre-refunded @ 102
                                           40,000        41,048

Dade County, FL, Guaranteed Entitlement Spl Assmt Bonds, Series B, Zero
Coupon, 02/01/01, MBIA Insured             250,000       236,675

Dade County, FL School Board, Certificates of Participation, 5.00%, Series A,
05/01/01, Escrowed to Maturity             125,000       126,868

Dade County, FL School Board, Certificates of Participation, Series A, 5.50%,
05/01/04, Pre-refunded @ 101               400,000       416,432

Dade County, FL School District, GO Bonds, 5.00%, 06/01/00, MBIA Insured
                                           50,000        50,359

Dade County, FL School District, GO bonds, 5.50%, 08/01/04, Pre-refunded@101
                                           100,000       103,947

Dade County, FL, Special Assessment RB, (Various Purpose Improv Projects), Series A, 7.15%, 07/01/00, Pre-refunded @ 100
                                           25,000        25,539
Dade County, FL, Public Improv RB, Special Obligation, (Courthouse Center Project), 6.35%, 04/01/04, Pre-refunded @ 102
                                           495,000       535,724

Delray Beach, FL, GO Bonds, (Decade of Excellence Program), 6.80%, 02/01/00,
Pre-refunded @ 102                         50,000        51,354

Escambia County, FL Health Facilities Auth, Hospital RB, (Azalea Trace, Inc.
Project), 5.25%, 01/01/03                  300,000       298,164

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.20%, 10/01/02    165,000       162,104

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.40%, 10/01/03    210,000       206,067

Escambia County, FL Health Facilities Auth, Hospital RB, (Charity Obligated
Group), Series C, 3.90%, 11/01/04          250,000       248,698

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, 4.70%, 04/01/01, GNMA Collateralized
                                           90,000        90,009

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, 4.50%, 04/01/03, GNMA Collateralized
                                           245,000       242,165

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.10%, 04/01/04, GNMA Collateralized       150,000       145,334

Escambia County, FL, Public Improv RB, Series A, 5.00%, 01/01/00
                                           250,000       250,160

Escambia County, FL School Board, Municipal Lease Obligation, Certificates of Participation, 5.80%, 02/01/00, Escrowed to Maturity
                                           15,000        15,077

Escambia County, FL School Board, Certificates of Participation, 6.25%,
02/01/02, Pre-refunded @ 100               45,000        46,785

Escambia County, FL School Board, Municipal Lease Obligation, Certificates of Participation, 5.80%, 02/01/00, FSA Insured
                                           35,000        35,176

Florida Development Finance Corporation, IRB, (FDFC Guaranty Program), 1997
Series B, 4.90%, 05/01/03, AMBAC Insured   40,000        40,500

Florida Development Finance Corporation, IRB, (FDFC Guaranty Program), 1997
Series C, 4.90%, 05/01/03, AMBAC Insured   30,000        30,375

Florida Gas Utility, Electric Util RB, (Gas Project No. 1), 5.00%, 12/01/03,
FSA Insured                                250,000       254,518

Florida HFA, General Mortgage RB, Series A, 5.75%, 06/01/02, FHA Insured
                                           45,000        45,797

Florida HFA, Housing RB, Single Family Mortgage RB, 1995 Series A, 5.70%,
01/01/01, GNMA Collateralized              70,000        70,713

Florida HFA, Housing RB, (Turtle Creek Apartments Project), 1996 Series C,
4.75%, 05/01/00, AMBAC Insured             85,000        85,080

Florida HFA, Rfdg Homeowner Mortgage & RB, Series 2, 5.20%, 01/01/02
                                           235,000       236,034

Florida HFA, Housing RB, Series C, 4.90%, 08/01/01, FNMA Collateralized
                                           150,000       151,194

Florida HFA, Housing RB, (Crossings Project), 4.85%, 02/01/01, Mandatory
Tender @ 100, CT General, GTY              440,000       442,935

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.50%, 07/01/02,
Pre-refunded @ 101                         175,000       185,805

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.60%, 07/01/02,
Pre-refunded @ 101                         135,000       143,672

Florida State, GO Bonds, (Jacksonville Transportation, Sr. Lien), 6.40%,
07/01/02, Pre-refunded @ 101               170,000       180,073

Florida State Department of Transportation, GO Bonds, (Right-of-Way Acquisition and Bridge Construction), Series 1997A, 6.40%, 07/01/02
                                           200,000       210,224

Florida State Board of Education, GO Bonds, Series A, Zero Coupon, 06/01/00,
Pre-refunded @ 37.658                      180,000       70,817

Florida State Board of Education, GO Bonds, Series C, 5.40%, 06/01/03
                                           60,000        61,649

Florida State Board of Education, GO Bonds, Series A, 6.75%, 06/01/01,
Pre-refunded @ 101                         175,000       183,391

Florida State Board of Education, GO Bonds, Series C, 6.50%, 06/01/02,
Pre-refunded @ 102                         400,000       424,096

Florida State Board of Education, GO Bonds, Series C, 6.625%, 06/01/02,
Pre-refunded @ 101                         100,000       106,315

Florida State Board of Education, GO Bonds, Series B, 6.00%, 06/01/02,
Pre-refunded @ 101                         295,000       309,201

Florida State Board of Education, GO Bonds, Series C, 5.125%, 06/01/00
                                           100,000       100,787

Florida State Board of Education, GO Bonds, Series A, 5.25%, 06/01/00
                                           65,000        65,560

Florida State Board of Education, GO Bonds, Series B, 6.00%, 06/01/02,
Pre-refunded @ 101                         85,000        89,071

Florida State Board of Education, GO Bonds, Series A, 6.50%, 06/01/03
                                           300,000       319,665

Florida State Board of Education, GO Bonds, Series A, 5.00%, 06/01/04
                                           200,000       203,020

Florida State Board of Education, GO Bonds, Series C, 5.90%, 05/01/00,
Escrowed to Maturity                       25,000        25,166

Florida State Department of General Services, Division of Facilities Management, Public Improv RB, (FL Facilities Pool), 7.00%, 09/01/00,
Pre-refunded @ 102                         100,000       104,497

Florida State Board of Regents, Certificates of Participation, State University System, (FL Atlantic University Foundation, Inc.), 4.00%,
05/01/04, Asset Guaranty Insured           125,000       121,484

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.75%, 07/01/01, Pre-refunded @ 102        100,000       105,918

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.25%, 07/01/02, Pre-refunded @ 101        100,000       105,551

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.25%, 07/01/02, Pre-refunded @ 101        175,000       184,714

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.00%, 07/01/03, AMBAC Insured             500,000       524,055

Florida State Division of Bond Finance, Investment Fraud Restoration Financing Corp, Miscellaneous RB, 3.85%, 05/01/04, MBIA Insured
                                           250,000       242,745

Florida Municipal Power Agency, Electric Util RB, (St. Lucie Project), 5.00%,
10/01/01, FGIC Insured                     100,000       101,183

Florida State Turnpike Auth, Transportation RB, Series A, 6.25%, 07/01/01,
Pre-refunded @ 100                         45,000        46,464

Gainesville, FL Util System, Electric Util RB, Series A, 5.90%, 10/01/00
                                           50,000        50,850

Gulf Breeze, FL, Public Improv RB, (Local Government Loan Program), Series
1985B, 4.50%, 12/01/04, FGIC Insured       500,000       496,840

Hernando County, FL School District, GO Bonds, 5.10%, 09/01/01, MBIA
Insured                                    120,000       122,771

Hernando County, FL, Solid Waste RB,  7.10%, 10/01/00, Pre-refunded @ 102
                                           100,000       104,834

Hernando County, FL, Solid Waste RB,  7.125%, 10/01/00, Pre-refunded @ 102
                                           75,000        78,639

Hillsborough County, FL Aviation Auth, Transportation RB, (Tampa International
Arpt), Series A, 5.00%, 10/01/01, AMBAC Insured
                                           250,000       252,820

Homestead, FL, Special Assessment RB, (Hurricane Andrew), 5.25%, 03/01/03,
Escrowed to Maturity                       140,000       143,170

Indian Trace Community Development District, FL, Water Management-Special Benefit Bonds, Series A, 5.10%, 05/01/01, MBIA Insured
                                           250,000       252,923

Indian Trace Community Development District, FL, Water Management-Special Benefit Bonds, Series A, 5.20%, 05/01/02, MBIA Insured
                                           35,000        35,624

Indian Trail Water Control District, FL, Public Improv RB, (Unit of Development
No.1), Series 1990, 7.875%, 07/01/00       10,000        10,121

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 5.15%, 10/01/02,
AMBAC Insured                              100,000       102,142

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 6.00%, 10/01/04,
Pre-refunded @ 101                         165,000       175,783

Jacksonville, FL Electric Auth, Electric Util RB, (St. Johns River), Issue 2,
Series 16, 5.00%, 10/01/03                 250,000       254,080

Jacksonville, FL Health Facilities Auth, Hospital RB, (St. Lukes Hospital
Association), 6.30%, 11/15/99              50,000        50,045

Jacksonville, FL Health Facilities Auth, Hospital RB, 7.375%, 07/01/02,
Pre-refunded @ 100                         50,000        53,727

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Project), Series 1996A, 4.75%, 12/01/99
                                           115,000       115,075

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Project), Series 1996A, 5.00%, 12/01/00
                                           125,000       125,309

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Project), Series 1996A, 5.20%, 12/01/01
                                           130,000       130,350

Key West, FL Util Board, Electric Util RB, Capital Appreciation Bonds, 9.75%,
04/01/00, Pre-refunded @ 103               100,000       105,387

Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%, 11/15/02,
MBIA Insured                               90,000        89,263

Largo, FL, Hospital RB, (Sun Coast Health System) 5.75%, 03/01/01
                                           285,000       285,157

Lee County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, Subseries 2, 5.25%, 03/01/02, GNMA Collateralized
                                           50,000        50,335

Lee County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series 1996A, Subseries 3, 5.00%, 03/01/00, GNMA Collateralized
                                           40,000        40,113

Lee County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series 1996A, Subseries 3, 5.10%, 03/01/01, GNMA Collateralized
                                           40,000        40,177

Lee County, FL School Board, Certificates of Participation, Series A, 6.25%,
08/01/01, Pre-refunded @ 102               80,000        84,214

Lee County, FL School Board, Certificates of Participation, Series A, 4.85%,
08/01/03, FSA Insured                      50,000        50,578

Lee County, FL School Board, Certificates of Participation, Series A, 5.50%,
08/01/03, Pre-refunded @ 102               130,000       136,544

Lee County, FL School Board, Certificates of Participation, Series A, 4.30%,
08/01/01, FSA Insured                      50,000        50,014

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.80%, 11/01/01, MBIA Insured              70,000        70,666

Lee County, FL, Public Improv RB, (Local Option Gas Tax Revenues), 4.70%,
10/01/03, FGIC Insured                     100,000       100,708

Lee County, FL Solid Waste System, Solid Waste RB, Series A, 6.90%, 10/01/03,
MBIA Insured                               100,000       106,089

Lee County, FL Solid Waste System, Solid Waste RB, Series A, 4.50%, 10/01/01,
MBIA Insured                               95,000        94,876

Manatee County, FL HFA, Single Family Mortgage RB, Subseries 1, 5.375%,
05/01/02, GNMA Collateralized              35,000        35,342

Marion County, FL Hospital District, Hospital RB, (Munroe Regional Health
System), Series 1999, 4.375%, 10/01/02     250,000       246,425

Marion County, FL, Solid Waste RB, 6.20%, 08/01/00, FGIC Insured
                                           50,000        50,882

Martin County, FL, GO Bonds, 6.40%, 02/01/00, Pre-refunded @ 102
                                           75,000        76,956

Martin County, FL, GO Bonds, 6.50%, 02/01/00, Pre-refunded @ 102
                                           50,000        51,317

Martin County, FL Health Facilities Auth, Hospital RB, (Martin Memorial Hospital), Series A, 7.00%, 11/15/00, MBIA Insured
                                           175,000       180,458

Martin County, FL, Combined Spl Assmt RB, 5.30%, 11/01/01
                                           145,000       146,288

Miami Beach, FL Health Facilities Auth, Hospital RB, (South Shore Hospital),
Series A, 4.30%, 08/01/03, ACA Insured     500,000       486,785

Miami Beach, FL Redevelopment Agcy, Tax Increm RB, (City Center/Historic
Conv Village), 4.90%, 12/01/01             50,000        49,831

Miami Beach, FL Redevelopment Agcy, Tax Increm RB, (Historic Conv Village),
Series B, 5.25%, 12/01/01                  160,000       160,557

Miami-Dade County, FL, Special Obligation RB, Series C, Zero Coupon, 10/01/03,
MBIA Insured                               250,000       208,198

Miami-Dade County, FL Aviation Auth, Transportation RB, Series A, 4.20%,
10/01/03, FGIC Insured                     250,000       246,528

Miami, FL Health Facilities Auth, Hospital RB, (Mercy Hospital), 6.45%,
08/01/01, AMBAC Insured                    100,000       103,555

Miami, FL Health Facilities Auth, Hospital RB, (Mercy Hospital), 6.85%,
08/01/01, Pre-refunded @ 102               250,000       265,683

Miami, FL Sports & Exhibition Auth, Special Obligation RB, 7.20%, 04/01/00,
Pre-refunded @ 102                         175,000       180,857

North Miami, FL Health Facilities Auth, Hospital RB, (Catholic Health Services Obligation Group), 4.80%, 08/15/01, SunTrust Bank, Central Florida, LOC
                                           100,000       100,557

North Miami, FL Health Facilities Auth, Hospital RB, (Catholic Health Services Obligation Group), 5.10%, 08/15/04, SunTrust Bank, Central Florida, LOC
                                           190,000       192,645

Orange County, FL Health Facilities Auth, Hospital RB, (Orlando Regional Healthcare), Series A, 5.15%, 11/01/00, MBIA Insured
                                           75,000        75,989

Orange County, FL HFA, Single Family Mortgage RB, 5.50%, 10/01/00, GNMA/FNMA
Collateralized                             50,000        50,351

Orange County, FL HFA, Single Family Mortgage RB, Series A, 5.05%, 04/01/02,
GNMA/FNMA Collateralized                   75,000        75,268

Orange County, FL HFA, Single Family Mortgage RB, Series A, 4.70%, 03/01/02,
GNMA/FNMA Collateralized                   230,000       229,032

Orange County, FL, Public Improv RB, (Tourist Development Tax), Series B,
6.50%, 10/01/02, Pre-refunded @ 102        295,000       317,166

Orlando, FL Utilities Commission, Electric Util RB, Sub-series A, 6.50%,
10/01/01, Pre-refunded @ 102               275,000       291,577

Orlando, FL Utilities Commission, Electric Util RB, 5.20%, 10/01/00
                                           40,000        40,400

Osceola County, FL HFA, Multifamily Housing RB, (Tierra Vista Apartments Project), Series A, 4.85%, 06/01/03, FSA Insured
                                           70,000        69,906

Palm Beach County, FL, Criminal Justice Facilities RB, 7.15%, 06/01/00,
Pre-refunded @102                          175,000       181,683

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Good Samaritan Health System), 5.40%, 10/01/00, Escrowed to Maturity
                                           105,000       106,467

Palm Beach County, FL Health Facilities Auth, Hospital RB, (The Waterford
Project), Series 1997, 5.00%, 10/01/03     150,000       149,151

Palm Beach, FL HFA, Housing RB, (Lake Crystal Apts Project), 4.20%, 12/01/04,
FHLMC Collateralized                       130,000       125,770

Palm Beach County, FL School District, Certificates of Participation,
Series A, 5.50%, 08/01/01, AMBAC Insured   100,000       102,086

Pasco County, FL Solid Waste RB, 5.375%, 04/01/01, AMBAC Insured
                                           250,000       253,093

Pensacola, FL Health Facilities Auth, Hospital RB, (Daughters of Charity
National Health), 4.60%, 01/01/00          100,000       100,058

Pinellas County, FL HFA, Single Family Mortgage RB, Series 1997C, 4.60%,
09/01/02, GNMA Collateralized              100,000       99,561

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Senior Lien, Series 1996A, 7.25%, 12/01/02
                                           280,000       282,736

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.40%, 12/01/00
                                           60,000        60,229

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.60%, 12/01/01
                                           60,000        60,289

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.70%, 12/01/02
                                           65,000        65,655

Pinellas County, FL Health Facilities Auth, Hospital RB, (Morton Plant Health System Project), 4.70%, 11/15/00, MBIA Insured
                                           200,000       201,536

Pinellas County, FL, Transportation Improv RB, 5.25%, 08/01/00, FGIC Insured
                                           150,000       151,539

Plantation, FL Health Facilities Auth, Hospital RB, (Covenant Village of FL
Project), 4.00%, 12/01/99                  275,000       274,907

Plantation, FL, Water & Sewer RB, Zero Coupon, 03/01/03, MBIA Insured
                                           185,000       149,665

Polk County, FL School Board, Certificates of Participation, (School District Financing Program), 6.375%, 01/01/01, Pre-refunded @ 102
                                           100,000       104,343

Port Everglades, FL Port Auth, Transportation RB, Series A, Zero Coupon,
09/01/01, FGIC Insured                     60,000        55,315

Port of Palm Beach District, FL, Transportation RB, Series A, 4.60%, 09/01/05,
MBIA Insured                               500,000       493,430

Port St. Lucie, FL, Water & Sewer RB, Series 1996A, Zero Coupon, 09/01/01,
Escrowed to Maturity                       150,000       138,687

Reedy Creek, FL Improv Dist, Water & Sewer RB, Series 1991-1, 6.50%, 10/01/01,
Pre-refunded @ 101                         80,000        84,084

St. Johns County, FL IDA, Hospital RB, (Flagler Hospital Project), 5.50%,
08/01/00                                   230,000       232,244

St. Johns County, FL IDA, Hospital RB, (Flagler Hospital Project), 5.60%,
08/01/01                                   185,000       187,916

St. Lucie County, FL School Board, Certificates of Participation, 5.00%,
07/01/03, FSA Insured                      55,000        55,881

St. Petersburg, FL Professional Sports Facility, Sales Tax RB, Series 1995,
5.00%, 10/01/00, MBIA Insured              100,000       101,029

St. Petersburg, FL, Public Improv RB, 5.80%, 02/01/00, MBIA Insured
                                           40,000        40,201

St. Petersburg, FL, Water & Sewer RB, Series B, 4.00%, 10/01/00, FSA Insured
                                           250,000       250,308

Sarasota County, FL Health Facilities Auth, Hospital RB, (Sunnyside Properties
Project), Series 1995, 5.50%, 05/15/01     340,000       341,435

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.70%, 09/01/03, FSA Insured               125,000       121,590

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.80%, 09/01/04, FSA Insured               125,000       120,858

Seminole County, FL School Board, Certificates of Participation, Series A,
6.125%, 07/01/04, Pre-refunded @ 102       185,000       199,030

Seminole, FL Water Control District, Spl Assmt Bonds, (Unit of Development
No. 2), Series 1996, 5.95%, 08/01/01       155,000       155,443

South Broward Hospital District, FL, Hospital RB, 4.65%, 05/01/00, AMBAC
Insured                                    50,000        50,208

South Broward Hospital District, FL, Hospital RB, 5.05%, 05/01/04, AMBAC
Insured                                    100,000       101,655

South Lake County, FL Hospital District, Hospital RB, (South Lake Hospital,
Inc.), 4.625%, 10/01/04                    65,000        63,706

Sunrise Lakes, FL, GO Bonds, (Phase 4 Recreation Dist), 4.125%, 08/01/04,
AMBAC Insured                              100,000       98,006

Tallahassee, FL, Electric Util RB, Series A, 4.00%, 10/01/04, FSA Insured
                                           100,000       97,510

Tallahassee, FL Health Facilities, Hospital RB, (Tallahassee Memorial Regional Medical Center), Series B, 5.30%, 12/01/00, MBIA Insured
                                           75,000        76,150

Tallahassee, FL Municipal Airport, Airport Rfdg RB, 4.60%, 10/01/01, AMBAC
Insured                                    165,000       165,325

University of South Florida, University Rev Housing Facilities RB, Series A,
7.00%, 07/01/00, MBIA Insured              165,000       168,371

University of South Florida, University Rev Housing Facilities RB, Series A,
7.00%, 07/01/02, MBIA Insured              185,000       196,986

Virgin Islands Port Auth, Transportation RB, (Rohlsen Terminal), Series 1998A,
4.35%, 09/01/03                            455,000       442,133

Volusia County, FL Health Facilities Auth, Hospital RB, (John Knox Project), Series A, 5.50%, 06/01/05, Asset Guaranty Insured
                                           300,000       306,780

Volusia County, FL, Special Assessment RB, (Bethune Beach Wastewater Project),
6.60%, 07/01/01                            320,000       322,371

Volusia County, FL School Board, Certificates of Participation, (Master Lease
Program), 10.00%, 08/01/00, FSA Insured    200,000       209,096

West Orange, FL Healthcare District, Hospital RB, Series 1999A, 5.00%,
02/01/04                                   500,000       494,870

Winter Springs, FL, Water & Sewer RB, 7.15%, 04/01/00, Pre-refunded @ 102
                                           100,000       103,324
Other (Non-Florida) (4%)
Guam, Government of, GO Bonds, Series A, 4.90%, 11/15/04
                                           500,000       493,405

Puerto Rico, Commonwealth of, GO Bonds, 5.00%, 07/01/01
                                           600,000       605,802

Puerto Rico Electric Power Auth, Electric Util RB, Series X, 4.75%, 07/01/02,
MBIA Insured                               75,000        75,313

Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth, Hospital RB, (Auxilio Mutuo Obligated Group), 1997
Series A, 4.80%, 07/01/02, MBIA Insured    190,000       191,028

Total Municipal Bonds (Cost $30,059,583)                 $ 29,864,718
Total Investments (100%) (Cost $32,659,583)              $  32,464,718

Summary of Ratings (Unaudited): AAA/Equivalent 62%, AA/Equivalent 12%, A/Equivalent 12%, BBB/Equivalent 8%, Other 6%
Average Portfolio Maturity:  2.46 Years

THE FLORIDA TAXFREE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999 (UNAUDITED)
                                           Money Fund           ShortTerm Fund
ASSETS

Investments in securities, at value
(cost $153,122,910 and
$32,659,583 respectively)                  $153,122,910         $32,464,718

Cash                                       24,355               158,202

Receivables:

     Interest                              1,376,129            452,103
     Fund shares sold                      127,400              --

Total assets                               154,650,794          33,075,023


LIABILITIES

Payable for investment securities
purchased                                  --                   105,322

Dividend payable                           403,000              111,596

Funds advanced by manager                  52,394               11,008

Total liabilities                          455,394              227,926


NET ASSETS

Net assets                                 $154,195,400         $32,847,097

Number of shares outstanding               154,206,660          3,304,968

Net asset value, offering price and
redemption price per share                 $1.00                $9.94


THE FLORIDA TAXFREE FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)

INVESTMENT INCOME                          Money Fund           ShortTerm Fund

Income:
Interest                                   $2,663,708          $669,516

Expenses:
Investment advisory fee (Note 2)           392,020              92,448
Distribution and service fees (Note 2)     47,759               10,192
Custodian fees (Note 3)                    12,990               13,206
Transfer agency fees and expenses (Note 2) 54,483               7,480
Printing costs                             8,189                1,240
Professional fees                          19,602               8,400
Insurance                                  1,638                289
Registration and filing fees               13,827               10,566
Trustees' fees and expenses                4,378                773
Other expenses                             11,943               2,138
Total expenses                             566,829              146,732
Expense reimbursements and fee
reductions (Note 2)                        (244,199)            (83,115)
Custodian fees paid indirectly (
(Note 3)                                   (9,014)              (1,985)

Net expenses                               313,616              61,632
Net investment income                      $2,350,092           $607,884

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments    $(8,415)             $(50)
Unrealized appreciation (depreciation)
on investments                             __                   (522,152)
Net realized and unrealized gain (loss)
on investments                             (8,415)              (522,202)

Increase in net assets from operations     $2,341,677           $85,682


THE FLORIDA TAXFREE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

MONEY FUND
                                           Six Months           Year
                                           Ended (unaudited)    Ended
                                           10/31/99             4/30/99

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $2,350,092           $4,889,815

   Net realized gain (loss) on
   Investments                             (8,415)              (7,193)

   Unrealized appreciation (depreciation) of
   Investments                             --                   --


   Increase in net assets from
   operations                              2,341,677            4,882,622

Dividends to shareholders from:
    Net investment income                  (2,350,092)          (4,890.020)


Fund share transactions (Note 4)           (6,206,578)          11,056,406

   Net increase (decrease) in net assets   (6,214,993)          11,049,008

Net Assets:

   Beginning of period                     160,410,393          149,361,385

   End of period                           $154,195,400         $160,410,393

SHORTTERM FUND
                                           Six Months           Year
                                           Ended                Ended
                                           (Unaudited)          4/30/99
                                           10/31/99
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                   $607,884             $1,072,403

   Net realized gain (loss) on
   investments                             (50)                 22,744

   Unrealized appreciation (depreciation)
   of investments                          (522,152)            126,150

   Increase in net assets from operations  85,682               1,221,297

Dividends to shareholders from
   Net investment income                   (607,996)            (1,072,291)

Fund share tranactions (Note 4)            4,013,478            6,254,235

Net Increase (decrease) in net assets      3,491,164            6,403,241

Net Assets
   Beginning of period                     29,355,933           22,952,692
   End of period                           $32,847,097          $29,355,933

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax.
Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a straight line basis to the maturity of the instrument.

For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued or Delayed Delivery Bonds
The Funds may trade on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the period ended October 31, 1999 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and Short Term Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and
 .60%, respectively, of their average net assets. For the six-month period ended October 31, 1999, management fees totaled $392,020 and $92,448 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the six-month period ended October 31, 1999, fees under this agreement amounted to $34,929 and $2,916 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .28% of each Fund's average daily net assets for the period May 1 - June 14, 1998, and .40% of each Fund's average daily net assets for the
period June 15, 1998 through April 30, 1999.   Expenses in excess of .40% of
each Fund's average daily net assets will continue to be paid by WRH until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the six-month period ended October 31, 1999, the Money Fund and the ShortTerm Fund paid $91 and $2, respectively, to WRH for brokerage fees on executions of portfolio investment transactions.
Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the six-month period ended October 31, 1999, custodian fees were reduced by earnings credits of $9,014 and $1,985 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.

4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Capital paid in for the Money Fund and the ShortTerm Fund aggregated $154,206,660 and $33,056,105, respectively. Transactions in Fund shares for the six-month period ended October 31, 1999 and the year ended
April 30, 1999 were as follows:

      MONEY FUND*                     SHORTTERM FUND
Six Months   Year        SHARES                      AMOUNT
Ended        Ended       Six Months     Year Ended   Six Months     Year Ended
10/31/99     4/30/99     Ended 10/31/99 4/30/99      Ended 10/31/99 4/30/99

SOLD:
153,382,488  340,729,327 1,462,176      2,417,264    14,621,091     24,440,324

ISSUED ON REINVESTED DIVIDENDS:
2,137,884    4,744,159   54,025         93,290       541,387        942,753

REDEEMED:
(161,726,950)(334,417,080) (1,114,497) (1,891,621)  (11,149,000)  (19,128,842)

NET INCREASE (DECREASE)
(6,206,578)  11,056,406  401,704        618,933      4,013,478      6,254,235


* All at $1.00 per share


5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the six-month period ended October 31, 1999 were $7,290,135 and $4,827,573, respectively. At October 31, 1999, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Net unrealized depreciation, which amounted to $194,865 for the ShortTerm Fund, consisted of aggregate gross unrealized appreciation and (depreciation) of $51,990 and ($246,855), respectively.
As of October 31, 1999, the accumulated net realized losses were $11,260 and $14,143 for the Money Fund and ShortTerm Fund, respectively. For tax purposes, such losses are available to offset future realized capital gains until the capital loss carryforwards expire in 2007 for the Money Fund and 2002 for the ShortTerm Fund.

6.  Financial Highlights
                           Money Fund

Per share operating performance
(for a share outstanding throughout the period)
       Six Months   Year       Year        Year        Year        Year
       Ended        Ended      Ended       Ended       Ended       Ended
       10/31/99     4/30/99    4/30/98     4/30/97     4/30/96     4/30/95

Net value, beginning of period:
       $1.00        $1.00      $1.00       $1.00       $1.00       $1.00

Income from investment operations:
     Net Investment Income:
       0.015        0.030      0.034       0.034       0.036       0.035

Less distributions:
     Dividends from net investment
     Income:
       (0.015)      (0.030)    (0.034)     (0.034)      (0.036)    (0.035)

Net asset value, end of period:
       $1.00        $1.00      $1.00       $1.00        $1.00      $1.00

Total return*:
       3.01%        3.02%      3.50%       3.42%        3.69%      3.59%

Ratios/Supplemental Data

Net assets at end of period (000's):
       $154,195     $160,410   $149,361    $136,453     $113,943   $105,647


Ratios to Average Daily Net Assets*
     Expenses:
       .40%         .39%       .26%        .20%         .20%       .07%
     Expenses (Before reimbursement)**:
       72%          .73%       .73%        .78%         .80%       1.04%
     Net Investment Income:
       2.99%        2.96%      3.43%       3.36%        3.62%      3.63%


** Effective for the year ended April 30, 1996 and thereafter, expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.
* Figures for six-months ended October 31,1999 are annualized.


6.  Financial Highlights (continued)
                           ShortTerm Fund


Per share operating performance
(for a share outstanding throughout the period)
       Six Months   Year       Year        Year        Year        Year
       Ended        Ended      Ended       Ended       Ended       Ended
       10/31/99     4/30/99    4/30/98     4/30/97     4/30/96     4/30/95

Net asset value, beginning of period:
       $10.11       $10.05     $9.95       $9.94        $9.89      $9.86

Income from investment operations:
     Net investment income:
       0.20         0.40       0.42        0.43         0.42       0.42
     Net realized and unrealized gain (loss) on investments:
       (0.17)       0.06       0.10        0.01         0.05       0.03
     Total from investment operations:
       0.03         0.46       0.52        0.44         0.47       0.45

Less distributions:
     Dividends from net investment income
     (0.20)         (0.40)     (0.42)      (0.43)       (0.42)     (0.42)

Net asset value, end of period:
       $9.94        $10.11     $10.05      $9.95        $9.94      $9.89

Total return*:
       0.57%        4.71%      5.23%       4.59%        4.85%      4.66%

Ratios/Supplemental Data

Net assets at end of period (000's):
       $32,847      $29,356    $22,953     $28,853      $12,344    $11,113

Ratios to Average Daily Net Assets*
     Expenses:
       .40%         .39%       .26%        .20%         .20%       .07%
     Expenses (Before reimbursement)**:
       .95%         .93%       .93%        1.18%        1.42%      1.50%
     Net Investment
     Income:
       3.93%        4.00%      4.20%       4.27%        4.25%      4.25%

Portfolio turnover rate:
       17.2%        25.6%      40.2%       40.9%        83.4%      35.9%


** Effective for the year ended April 30, 1996 and thereafter, expense ratios
   (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.
* Figures for six-months ended October 31,1999 are annualized (except for portfolio turnover rate).

CHANGE OF AUDITORS
On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Funds pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Funds at the time of the acquisition joined PwC. The reports of McGladrey on the financial statements of the Funds during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resoved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report. On August 26, 1999, the Funds, with the approval of their Board of Trustees and their Audit Committee, engaged PwC as its independent auditors.



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